Corporate Information	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Corporate Information
1. Corporate Information
IDEX Biometrics ASA and its wholly-owned subsidiaries (collectively, “IDEX” or the “Company”) specialize in the design, development, and sale of fingerprint authentication solutions. The Company’s fingerprint authentication solutions are used primarily in contactless smart cards, including financial payment cards, access control cards, and card-based devices for the storage of digital currencies.
IDEX Biometrics ASA, the parent company, is a public limited liability company incorporated in 1996 in Norway. The address of the head office is Dronning Eufemias gate 16,
NO-0191
Oslo, Norway. The Company’s Ordinary Shares, representing the only class of equity securities issued and outstanding, are listed on the Oslo Børs, the stock exchange in Oslo, Norway, under the ticker symbol IDEX. The Company’s American Depositary Shares (“ADSs”), each ADS representing 75 Ordinary Shares, are listed on Nasdaq, under the ticker symbol IDBA.
IDEX is comprised of the Norwegian parent company and its subsidiaries in the United States (IDEX Biometrics Holding Company Inc. and IDEX Biometrics America Inc. (together, “IDEX America”)), the United Kingdom (IDEX Biometrics UK Ltd. (“IDEX UK”)), and China (IDEX Electronics (Shanghai) Co., Ltd. (“IDEX China”)). The parent company is the owner of all intellectual property of IDEX and is the contractual party to all customer and manufacturing partner agreements. All sales are recorded by the parent company. The subsidiaries provide various services to the parent company, mainly associated with engineering, supply-chain administration, and customer service functions.